EQUITY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 76,853	$ 13,131	$ 1,855
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	27	16	32
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	6,130	2,320	1,124
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	5,201	5,861	565
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 65,495	$ 4,934	$ 134